SCHEDULE OF INVENTORY (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Raw materials	$ 722,963	$ 695,580	$ 1,611,134
Work in process	608,432	585,387	888,643
Finished goods	3,709,123	3,568,633	2,622,787
Inventory	$ 5,040,518	$ 4,849,600	$ 5,122,564